Appendix V: Interest-Bearing Debt	12 Months Ended
Dec. 31, 2018
Appendix V: Interest-Bearing Debt [Abstract]
Appendix V: Interest-Bearing Debt
Appendix III: Debentures and bonds
The detail and key features of outstanding debentures and bonds at December 31, 2018 are as follows (in millions of euros):

Total Telefónica and its instrumental companies
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2019	2020	2021	2022	2023	Subsequent years	Total
T. EUROPE BV SEP_00 BOND GLOBAL D	USD	8.250%	—	—	—	—	—	1,070	1,070
TEBV FEB_03 EMTN FIXED TRANCHE B	EUR	5.875%	—	—	—	—	—	500	500
Telefónica Europe, B.V.			—	—	—	—	—	1,570	1,570
EMTN O2 GBP	GBP	5.375%	—	—	—	—	—	559	559
TELEF EMISIONES JUNE 06 TRANCHE D	USD	7.045%	—	—	—	—	—	1,746	1,746
TELEF EMISIONES JANUARY 07 A	EUR	1 x EURIBOR6M + 0,83000%	—	—	55	—	—	—	55
TELEF EMISIONES MAY 2014	EUR	2.242%	—	—	—	1,250	—	—	1,250
TELEF EMISIONES JULY 15, 2019	USD	5.877%	873	—	—	—	—	—	873
TELEF EMISIONES NOVEMBER 11, 2019	EUR	4.693%	1,750	—	—	—	—	—	1,750
EMTN GBP 12/09/2022 650 GBP	GBP	5.289%	—	—	—	726	—	—	726
TELE EMISIONES APRIL 2010	USD	5.134%	—	1,222	—	—	—	—	1,222
EMTN GBP 10/08/2029 400 GBP	GBP	5.445%	—	—	—	—	—	447	447
TELEF EMISIONES FEBRUARY 2011	USD	5.462%	—	—	1,310	—	—	—	1,310
TELEF. EMISIONES FEBRUARY 2012	GBP	5.597%	—	782	—	—	—	—	782
TELEF. EMISIONES OCTOBER 2012	EUR	4.710%	—	1,200	—	—	—	—	1,200
TELEF. EMISIONES DECEMBER 2012	CHF	3.450%	—	—	—	133	—	—	133
TELEF EMISIONES JANUARY 2013	EUR	3.987%	—	—	—	—	1,500	—	1,500
TELEF. EMISIONES MARCH 2013	EUR	3.961%	—	—	1,000	—	—	—	1,000
TELEF EMISIONES APRIL 2013	USD	4.570%	—	—	—	—	655	—	655
TELEF. EMISIONES MAY 2013	EUR	2.736%	750	—	—	—	—	—	750
TELEF. EMISIONES OCTOBER 2013	CHF	2.595%	—	200	—	—	—	—	200
TELEF. EMISIONES OCTOBER 2014	EUR	2.932%	—	—	—	—	—	800	800

Total Telefónica and its instrumental companies (cont.)
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2019	2020	2021	2022	2023	Subsequent years	Total
TELEF EMISIONES JULY 2015	EUR	1 x EURIBOR6M +0,83%	—	—	—	67	—	—	67
TELEF. EMISIONES SEPTEMBER 2015	EUR	1.477%	—	—	1,000	—	—	—	1,000
TELEF EMISIONES APRIL 2016	EUR	0.750%	—	—	—	1,400	—	—	1,400
TELEF EMISIONES APRIL 2016	EUR	1.460%	—	—	—	—	—	1,350	1,350
TELEF. EMISIONES OCTOBER 2016	EUR	0.318%	—	1,250	—	—	—	—	1,250
TELEF. EMISIONES OCTOBER 2016	EUR	1.930%	—	—	—	—	—	750	750
TELEF. EMISIONES DECEMBER 2016	EUR	4.000%	—	—	—	—	—	150	150
TELEF. EMISIONES JANUARY 2017	EUR	1 x EURIBOR3M +0,40%	150	—	—	—	—	—	150
TELEF. EMISIONES JANUARY 2017	EUR	1.528%	—	—	—	—	—	1,250	1,250
TELEF. EMISIONES JANUARY 2017	EUR	2.318%	—	—	—	—	—	500	500
TELEF. EMISIONES MARCH 2017	USD	4.103%	—	—	—	—	—	1,310	1,310
TELEF. EMISIONES MARCH 2017	USD	5.213%	—	—	—	—	—	1,746	1,746
TELEF. EMISIONES MARCH 2017	EUR	2.318%	—	—	—	—	—	200	200
TELEF. EMISIONES APRIL 2017	USD	4.900%	—	—	—	—	—	175	175
TELEF. EMISIONES APRIL 2017	USD	5.213%	—	—	—	—	—	437	437
TELEF. EMISIONES SEPTEMBER 2017	EUR	1.715%	—	—	—	—	—	1,250	1,250
TELEF. EMISIONES JANUARY 2018	EUR	1.447%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MARCH 2018	USD	4.895%	—	—	—	—	—	1,091	1,091
TELEF. EMISIONES MARCH 2018	USD	4.665%	—	—	—	—	—	655	655
TELEF. EMISIONES SEPTEMBER 2018	EUR	1.495%	—	—	—	—	—	1,000	1,000
Telefónica Emisiones, S.A.U.			3,523	4,654	3,365	3,576	2,155	16,416	33,689
Exchangeable Bond MARCH 2016 (*)	EUR	—	—	—	600	—	—	—	600
Telefónica Participaciones		—	—	—	600	—	—	—	600
Total Telefónica, S.A. and its instrumental companies			3,523	4,654	3,965	3,576	2,155	17,986	35,859
(*) Issue of non-dilutive cash-settled equity-linked bonds referenced to Telefónica share price, with a nominal amount of 600 million euros, issue price of 101.25% and maturing in March 2021.

Foreign operators
			Maturity
Debentures and bonds	Currency	% Interest rate	2019	2020	2021	2022	2023	Subsequent years	Total
Bond Q	CLP	5.750%	59	—	—	—	—	—	59
Bond T	CLP	4.900%	—	12	24	—	24	—	60
144A Bond	USD	3.875%	—	—	—	437	—	—	437
Telefónica Chile, S.A.			59	12	24	437	24	—	556
Bond F	UF	3.600%	—	—	—	—	104	—	104
Bond G	UF	2.200%	—	69	—	—	—	—	69
Bond I	UF	1.950%	—	69	—	—	—	—	69
Bond K	CLP	4.900%	—	—	119	—	—	—	119

Foreign operators (cont.)
			Maturity
Debentures and bonds	Currency	% Interest rate	2019	2020	2021	2022	2023	Subsequent years	Total
Telefónica Móviles Chile, S.A.			—	138	119	—	104	—	361
T. Finanzas Mex 0710 FIX	MXN	8.070%	—	89	—	—	—	—	89
Telefónica Finanzas México, S.A.			—	89	—	—	—	—	89
Bond T. Peru 4th Program (19th Serie A)	N. SOL	VAC + 3.625%	—	—	—	—	—	22	22
Bond T. Peru 4th Program (12th Serie A)	N. SOL	VAC + 3.6875%	22	—	—	—	—	—	22
Bond T. Peru 4th Program (19th Serie B)	N. SOL	VAC + 2.8750%	—	—	—	—	—	17	17
Bond T. Peru 4th Program (37th Serie A)	N. SOL	VAC + 3.1250%	—	—	—	—	—	17	17
Bond T. Peru 4th Program (19th Serie C)	N. SOL	VAC + 3.1875%	—	—	—	—	—	7	7
Bond T. Peru 5th Program (22nd Serie Ab)	N. SOL	VAC + 3.5000%	4	—	—	—	—	—	4
Bond T. Peru 5th Program (22nd Serie Ac)	N. SOL	VAC + 3.5000%	—	—	8	—	—	—	8
Bond T. Peru 6th Program (17th Serie A)	N. SOL	VAC + 3.09375%	—	—	—	—	—	16	16
Bond T. Peru 7th Program (27th Serie A)	N. SOL	5.531%	13	—	—	—	—	—	13
Bond T. Peru 6th Program (11th Serie A)	N. SOL	6.656%	—	—	—	—	67	—	67
Bond T. Peru 6th Program (11th Serie B)	N. SOL	6.188%	—	—	—	—	—	31	31
Bond T. Peru 6th Program (12th Serie A)	N. SOL	5.063%	—	28	—	—	—	—	28
Bond T. Peru 6th Program (13th Serie A)	N. SOL	5.500%	—	—	—	36	—	—	36
Bond T. Peru 6th Program (14th Serie A)	N. SOL	5.344%	—	—	—	26	—	—	26
Bond T. Peru 6th Program (15th Serie A)	N. SOL	5.469%	—	—	—	—	—	35	35
Bond T. Peru 6th Program (16th Serie A)	N. SOL	5.500%	—	—	—	—	—	27	27
Bond T. Peru 6th Program (12th Serie B)	N. SOL	4.188%	—	—	18	—	—	—	18
Bond T. Peru 1st Private Program (1st Serie A)	N. SOL	7.281%	—	—	—	—	—	21	21
Telefónica del Perú, S.A.			39	28	26	62	67	193	415
Nonconvertible bonds	BRL	1,0825 XCDI	—	—	225	225	—	—	450
Nonconvertible bonds	BRL	1,0 XCDI + 0,24%	—	225	—	—	—	—	225
Nonconvertible bonds	BRL	1 XIPXA +4	7	—	—	—	—	—	7
Nonconvertible bonds (Telemig) I	BRL	IPCA + 0,5%	—	—	—	—	—	—	—
Nonconvertible bonds (Telemig) II	BRL	IPCA + 0,5%	1	1	1	—	—	—	3
Nonconvertible bonds (Telemig) III	BRL	IPCA + 0,5%	2	2	2	—	—	—	6
Telefônica Brasil, S.A.			10	228	228	225	—	—	691
BOND R144-A	USD	5.375%	—	—	—	638	—	—	638
Colombia Telecomunicaciones, S.A, ESP			—	—	—	638	—	—	638
Bond	EUR	2.375%	—	—	500	—	—	—	500
Bond	EUR	1.750%	—	—	—	—	—	600	600
O2 Telefónica Deutschland Finanzierungs, GmbH			—	—	500	—	—	600	1,100
Total Outstanding Debentures and Bonds Foreign operators			108	495	897	1,362	195	793	3,850
Total Outstanding Debentures and Bonds			3,631	5,149	4,862	4,938	2,350	18,779	39,709

The main debentures and bonds issued by the Group in 2018 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN BOND	01/22/2018	01/22/2027	1,000	1,000	EUR	1.447%
SHELF BOND	03/06/2018	03/06/2038	750	655	USD	4.665%
SHELF BOND	03/06/2018	03/06/2048	1,250	1,091	USD	4.895%
EMTN BOND	09/11/2018	09/11/2025	1,000	1,000	EUR	1.495%
O2 Telefónica Deutschland Finanzierungs GmbH
BOND	07/05/2018	07/05/2025	600	600	EUR	1.750%
Appendix V: Interest-bearing debt
The main financing transactions at December 31, 2018 and 2017 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2018	12/31/2017	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	106	USD	93	128	05/03/2011	07/30/2021
Structured Financing (*)	434	USD	379	460	02/22/2013	01/31/2023
Structured Financing (*)	359	USD	314	371	08/01/2013	10/31/2023
Bilateral loan (1)	1,000	EUR	1,000	1,500	06/26/2014	06/26/2019
Structured Financing (*)	591	USD	516	566	12/11/2015	03/11/2026
Structured Financing (*)	401	EUR	401	423	12/11/2015	03/11/2026
Bilateral loan	100	EUR	100	100	02/23/2016	02/23/2021
Bilateral (2)	—	EUR	—	300	03/08/2016	09/28/2018
Bilateral loan	150	EUR	150	150	10/24/2016	03/19/2019
Credit	380	EUR	271	292	12/27/2002	12/27/2020
Credit	200	EUR	—	167	03/27/2013	03/14/2020
Bilateral loan	100	EUR	100	—	11/24/2017	01/30/2026
Bilateral loan	100	EUR	100	—	12/28/2017	10/22/2020
Bilateral loan	385	EUR	385	—	12/20/2017	07/22/2019
Credit	100	GBP	112	113	05/23/2013	03/01/2020
Telefónica Germany GmbH & Co. OHG
Syndicated facility	—	EUR	450	450	06/13/2016	06/13/2025
Telefónica Europe, B.V.
Structured Financing (*)	—	EUR	1,500	750	11/28/2016	11/28/2024
Telxius Telecom, S.A.
Syndicated facility (3)	300	EUR	300	—	12/01/2017	12/01/2023
(1) On July 17, 2018, an early repayment was made by Telefónica, S.A. for 500 million euros originally scheduled to mature on June 26, 2019.
(2) On September 28, 2018, an early repayment was made by Telefónica, S.A. for the 300 million euros bilateral loan originally scheduled to mature on March 8, 2021.
(3) On December 1, 2018, Telxius Telecom, S.A. extended for 12 months its syndicated facility signed in 2017.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.